Retirement Plans (Details) $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($) Person	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Retirement Plans [Line Items]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate projected benefit obligation	$ 7,124	$ 3,636
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate accumulated benefit obligation	6,966	3,581
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets	5,234	2,939
Total employer and employee contributions to defined benefit plans	136
Voluntary contributions made by the company to defined benefit plans	34
Estimated future employer contributions to defined benefit plans in next fiscal year	$ 326
Modification in salaried plans to limit company's cost of future annual retiree medical benefits	150.00%
Projected prescription drug subsidy receipts per year over the next ten years	$ 2
Matching contributions charged to expense for defined contribution savings plans	$ 128	123	$ 132
Number of multiemployer benefit plans in which the Company participates | Person	284
Employer contributions to multiemployer pension plans	$ 46	45	44
Postretirement Benefits
Retirement Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	242	$ 211	$ 224
Total employer and employee contributions to defined benefit plans	7
Estimated future employer contributions to defined benefit plans in next fiscal year	4
Change in Assumptions for Pension Plans [Member]
Retirement Plans [Line Items]
Estimated future employer contributions to defined benefit plans in next fiscal year	$ 247